Income taxes - Income before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Domestic	$ (202,589)	$ (34,394)
Foreign	(23,840)	(27,803)
Loss before provision for income taxes	$ (226,429)	$ (62,197)